Accrued Expenses And Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other Current Liabilities [Abstract]
Accrued Expenses And Other Current Liabilities

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31
	2010	2011
	NT$	NT$	US$
			(Note 3)
Wages and bonus	126,990	286,607	9,468
Research and development payable	76,107	79,708	2,633
License fees and royalties	64,471	41,856	1,383
Professional fees	39,158	38,241	1,263
Accrued customer incentives	65,351	4,126	136
Others	37,573	94,833	3,133

	409,650	545,371	18,016